Acquisition of Interest and Control (Tables)	12 Months Ended
Dec. 31, 2024
Hidrovias do Brasil [member]
Acquisition of Interest and Control
Schedule of transaction amounts for acquiring an interest

The transaction amounts for acquiring an interest in Hidrovias are shown below:

Amount paid for the acquisition of shares – financial asset	579,066
Gain (loss) on fair value adjustment of financial assets	66,267
Total financial asset transferred to the investments line item	645,333
Subsequent acquisitions of additional interests	690,186
Total investment in Hidrovias as of December 31, 2024 (A) [1]	1,335,519

Participation equivalent to equity of the associate (B)	560,475
Provisional goodwill on acquisition of investment (A-B)	775,044

[1]	Equivalent interest calculated with basis on acquisition date, disregarding the posterior effects of share of profit (loss) of subsidiaries, joint ventures and associates

WTZ Participações S.A. [Member]
Acquisition of Interest and Control
Schedule of balances of assets acquired and liabilities assumed on the acquisition date

The table below summarizes the consolidated balances of assets acquired and liabilities at the acquisition date, subject to adjustment for purchase price allocation and goodwill determination:

Assets
Cash and cash equivalents	5,399
Trade receivables	33,168
Recoverable taxes	3,036
Prepaid expenses	170
Other receivables	320
Other investments	5
Property, plant and equipment, net	1,684
Intangible assets, net	11
Derivative instruments	209,348
Liabilities
Loans and financing	68
Trade payables	27,541
Salaries and related charges	2,211
Taxes payable, income and social contribution taxes payable	80,918
Other payables	2,655
Goodwill based on expected future profitability	52,038
Non-controlling interests	67,498
Assets and liabilities consolidated in the opening balance	124,288

Assets acquired	130,873
Liabilities assumed	58,623
Goodwill based on expected future profitability	52,038
Acquisition value	124,288
Comprised by
Cash	59,506
Acquisition of ownership interest via capital contribution (as non-controlling interests)	23,904
Contingent consideration to be settled	40,878
Total consideration	124,288
Net cash outflow resulting from acquisition
Initial consideration in cash	59,506
Cash and cash equivalents acquired	(5,399)
Acquisition value	54,107

Serra Diesel Transportador Revendedor Retalhista Ltda. [member]
Acquisition of Interest and Control
Schedule of balances of assets acquired and liabilities assumed on the acquisition date

The table below summarizes the consolidated balances of assets acquired and liabilities at the acquisition date recognized at fair value:

Assets
Cash and cash equivalents	1,719
Trade receivables	28,475
Inventories	9,128
Recoverable taxes	2,551
Other receivables	55
Other investments	298
Right-of-use assets, net	25,500
Property, plant and equipment, net	41,938
Intangible assets, net	11,634
Liabilities
Loans and financing	17,337
Trade payables	26,965
Salaries and related charges	1,933
Taxes payable, income and social contribution taxes payable	376
Leases payable	25,500
Other payables	8,194
Goodwill based on expected future profitability	1,413
Non-controlling interests	16,397
Assets and liabilities consolidated in the opening balance	26,009
Assets acquired	72,779
Liabilities assumed	48,183
Goodwill based on expected future profitability	1,413
Acquisition value
Comprised by
Cash	5,000
Acquisition of ownership interest via capital contribution (as non-controlling interests)	16,193
Contingent consideration settled	4,816
Total consideration	26,009
Initial consideration in cash	(5,000)
Contingent consideration settled	(4,816)
Cash and cash equivalents acquired	1,720
Total	(8,096)

Terminal de Combustíveis Paulínia S.A. (“Opla”) [member]
Acquisition of Interest and Control
Schedule of balances of assets acquired and liabilities assumed on the acquisition date

The following table summarizes the balances of assets acquired and liabilities at fair value at the acquisition date, including goodwill determination:

Assets
Cash and cash equivalents	3,248
Trade receivables	6,107
Recoverable taxes	402
Other receivables and other assets	1,057
Property, plant and equipment, net	248,951
Intangible assets, net	10,441
Liabilities
Loans and financing	44,568
Trade payables	911
Salaries and related charges	1,430
Taxes payable, income and social contribution taxes payable	13,974
Other payables	23,743
Fair value of investee’s assets and liabilities	185,580
Fair value of assets and liabilities according to Ultracargo's interest	92,790
Goodwill based on expected future profitability	117,306
Acquisition value	210,096

Schedule of acquired intangible assets that were not recognized in the books of the acquired entity

In the process of identifying assets and liabilities, intangible assets that were not recognized in the books of the acquired entity were also considered, as shown below:

	R$	Useful life	Amortization method
Licenses	612	5 years	Straight line
Customer list and relationship	4,609	6 years	Straight line
Total	5,221